OTHER CURRENT LIABILITIES - Summary of Onerous Contracts Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities [Abstract]
At January 1	$ 2,110	$ 9,640
Recognized	2,196	498
Reversed	(2,040)	(7,763)
Exchange differences	40	(265)
At December 31	$ 2,306	$ 2,110